UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: March 31, 2001
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson Capital Management, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Senior Vice President
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  May 9, 2001

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $153,229

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1331    28205 SH       SOLE                     4000             24205
ADC TELECOMMUNICATIONS         COM              000886101     1589   186950 SH       SOLE                   107000             79950
AMERICAN EXPRESS CO            COM              025816109      504    12200 SH       SOLE                     3600              8600
AMERICAN HOME PRODUCTS CORP    COM              026609107     3860    65700 SH       SOLE                    43000             22700
AMERICREDIT                    COM              03060R101     6655   205200 SH       SOLE                   130000             75200
ANADARKO PETROLEUM CORP        COM              032511107     6780   107989 SH       SOLE                    77800             30189
ARDEN RLTY GROUP INC COM       COM              039793104      949    40200 SH       SOLE                     7000             33200
AUTOMATIC DATA PROCESSING INC  COM              053015103     2491    45800 SH       SOLE                    40000              5800
AVERY DENNISON CORP            COM              053611109     5600   107650 SH       SOLE                    59000             48650
BRISTOL MYERS SQUIBB CO        COM              110122108      814    13698 SH       SOLE                                      13698
CELGENE                        COM              151020104     1317    52700 SH       SOLE                    36500             16200
CHIEFTAIN INTL INC COM         COM              16867C101      350    12550 SH       SOLE                                      12550
CITIGROUP INC                  COM              172967101     1032    22949 SH       SOLE                                      22949
COMPUTER ASSOCIATES            COM              204912109     3930   144474 SH       SOLE                    87000             57474
CONVERGYS CORP                 COM              212485106      884    24500 SH       SOLE                                      24500
CVS CORP                       COM              126650100     7001   119700 SH       SOLE                    75000             44700
DEVON ENERGY CORP COM          COM              25179M103     2462    42300 SH       SOLE                     3000             39300
DOLLAR GEN CORP COM            COM              256669102     5814   284425 SH       SOLE                   187500             96925
E M C CORP MASS COM            COM              268648102     3491   118750 SH       SOLE                    66000             52750
ELI LILLY & CO                 COM              532457108     2913    38000 SH       SOLE                    15000             23000
ENSCO INTL INC COM             COM              26874Q100     2560    73150 SH       SOLE                    50000             23150
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      268    18800 SH       SOLE                                      18800
FANNIE MAE                     COM              313586109     6607    83000 SH       SOLE                    47500             35500
FLEET BOSTON CORP              COM              339030108     3001    79500 SH       SOLE                    60000             19500
GATX CORP COM                  COM              361448103     3039    71575 SH       SOLE                    44000             27575
GENERAL ELECTRIC CO            COM              369604103     6777   161888 SH       SOLE                    89800             72088
HIBERNIA CORP CL A             COM              428656102      679    48600 SH       SOLE                                      48600
HOME DEPOT                     COM              437076102     5291   122750 SH       SOLE                    64500             58250
IBM CORP                       COM              459200101     1077    11200 SH       SOLE                                      11200
IMPATH, INC                    COM              45255G101     3304    71250 SH       SOLE                    37000             34250
LOWES COS INC COM              COM              548661107      973    16650 SH       SOLE                                      16650
MEDTRONIC                      COM              585055106     4341    94900 SH       SOLE                    63000             31900
MELLON FINANCIAL CORP COM      COM              58551A108     1345    33200 SH       SOLE                     3000             30200
MERCK & CO INC                 COM              589331107      364     4800 SH       SOLE                     2000              2800
MICROSOFT CORP                 COM              594918104     3979    72758 SH       SOLE                    42500             30258
PAYCHEX INC                    COM              704326107     9330   251732 SH       SOLE                   109000            142732
PROVIDENT BANKSHARES COM       COM              743859100      270    12045 SH       SOLE                                      12045
SBC COMMUNICATIONS INC         COM              78387G103     1406    31500 SH       SOLE                                      31500
SENSORMATIC ELECTRONICS CORP   COM              817265101     3236   170300 SH       SOLE                   100000             70300
SHURGARD STORAGE CTRS COM      COM              82567D104      774    29300 SH       SOLE                     6000             23300
SUNGARD DATA SYSTEMS           COM              867363103     8874   180250 SH       SOLE                   108000             72250
SWIFT ENERGY CO                COM              870738101     5245   163713 SH       SOLE                    85000             78713
TEXTRON INC COM                COM              883203101     5127    90200 SH       SOLE                    64000             26200
TIFFANY & CO                   COM              886547108     3012   110550 SH       SOLE                    86000             24550
UNISYS CORP COM                COM              909214108     2054   146711 SH       SOLE                   110010             36701
VERIZON COMMUNICATIONS COM     COM              92343V104      744    15098 SH       SOLE                     3050             12048
WAL-MART STORES INC            COM              931142103     3183    63020 SH       SOLE                    45000             18020
WASHINGTON MUTUAL INC COMMON   COM              939322103     3865    70600 SH       SOLE                    50000             20600
CHIEFTAN INTL INC              PFD CV           168672202     1217    34100 SH       SOLE                     5000             29100
DOLLAR GEN STRYPES TR STRYPES  PFD CV           256678103     1523    38400 SH       SOLE                                      38400
SOLV-EX CORP NEW WTS EXP 08/31 WT               834382111        0    25295 SH       SOLE                    20498              4797